Supplemental Financial Information - Summary of Redeemable Noncontrolling Interests (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
Balance at beginning of period	$ 230	$ 220	$ 220	$ 223	$ 217
Net income attributable to redeemable noncontrolling interests	10	9	47	39	48
Distributions to and exercise of redeemable noncontrolling interests			(37)	(42)	(42)
Redemption value adjustments	183	0
Exercise of redeemable noncontrolling interests	(222)	0
Balance at end of period	$ 201	$ 229	$ 230	$ 220	$ 223